Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Credit Suisse	Share capital	Share premium	Share premium Credit Suisse	Treasury shares	Treasury shares Credit Suisse	Retained earnings	Other comprehensive income recognized directly in equity, net of tax	of which: foreign currency translation	of which: financial assets at fair value through other comprehensive income	of which: cash flow hedges	Total equity attributable to shareholders	Total equity attributable to shareholders Credit Suisse	Non-controlling interests
Balance at Dec. 31, 2021	$ 61,002		$ 322	$ 15,928		$ (4,675)		$ 43,851	$ 5,236	$ 4,653	$ (7)	$ 628	$ 60,662		$ 340
Acquisition of treasury shares	(6,262)					(6,262)							(6,262)
Delivery of treasury shares under share-based compensation plans	115			(763)		879							115
Other disposal of treasury shares	163			(1)		164							163
Cancellation of treasury shares related to the 2021 share repurchase program	0		(18)	(1,502)		3,022		(1,502)					0
Share-based compensation expensed in the income statement	716			716									716
Tax (expense) / benefit	13			13									13
Dividends	(1,677)			(834)				(834)					(1,668)		(9)
Equity classified as obligation to purchase own shares	(15)			(15)									(15)
Translation effects recognized directly in retained earnings	0							69	(69)		0	(69)	0
Share of changes in retained earnings of associates and joint ventures	0							0					0
New consolidations / (deconsolidations) and other increases / (decreases)	(3)			4				3	(3)		(3)		4		(7)
Total comprehensive income for the year	3,167							8,415	(5,267)	(525)	6	(4,793)	3,149		18
of which: net profit / (loss)	7,661							7,630					7,630		32
of which: OCI, net of tax	(4,494)							786	(5,267)	(525)	6	(4,793)	(4,481)		(14)
Balance at Dec. 31, 2022	57,218		304	13,546		(6,874)		50,004	(103)	4,128	(4)	(4,234)	56,876		342
Impact of the settlement of pre-existing relationships from from the acquisition of the Credit Suisse Group		$ (61)					$ (61)							$ (61)
Acquisition of treasury shares	(3,070)					(3,070)							(3,070)
Delivery of treasury shares under share-based compensation plans	112			(858)		970							112
Other disposal of treasury shares	206			10		196							206
Cancellation of treasury shares related to the 2021 share repurchase program	0		(7)	(554)		1,115		(554)					0
Share-based compensation expensed in the income statement	1,097			1,097									1,097
Tax (expense) / benefit	19			19									19
Dividends	(1,683)			(839)				(839)					(1,679)		(4)
Equity classified as obligation to purchase own shares	11			11									11
Translation effects recognized directly in retained earnings	0							150	(150)		0	(150)	0
Share of changes in retained earnings of associates and joint ventures	(1)							(1)					(1)
Share capital currency change	0		49	(49)									0
New consolidations / (deconsolidations) and other increases / (decreases)	224			53									53		172
Total comprehensive income for the year	28,374							25,637	2,715	1,456	4	1,275	28,352		22
of which: net profit / (loss)	27,382	27,382						27,366					27,366		16
of which: OCI, net of tax	991							(1,729)	2,715	1,456	4	1,275	986		5
Equity attributable to shareholders at the end of the period at Dec. 31, 2023	85,624	85,624
Balance at Dec. 31, 2023	86,156	86,156	346	13,216		(4,796)		74,397	2,462	5,584	(1)	(3,109)	85,624		531
Purchase price consideration for from the acquisition of the Credit Suisse Group, before consideration of share-based compensation awards		3,547			$ 619		$ 2,928							3,547
Impact of share-based compensation awards from the acquisition of the Credit Suisse Group		$ 162			$ 162									$ 162
Equity attributable to non-controlling interests	531
Acquisition of treasury shares	(3,091)					(3,091)							(3,091)
Delivery of treasury shares under share-based compensation plans	78			(1,286)		1,364							78
Other disposal of treasury shares	124			4		121							124
Share-based compensation expensed in the income statement	1,104			1,104									1,104
Tax (expense) / benefit	23			23									23
Dividends	(2,285)			(1,128)				(1,128)					(2,256)		(30)
Equity classified as obligation to purchase own shares	(6)			(6)									(6)
Translation effects recognized directly in retained earnings	0							(44)	44		0	44	0
Share of changes in retained earnings of associates and joint ventures	(3)							(3)					(3)
New consolidations / (deconsolidations) and other increases / (decreases)	73			86				7					93		(20)
Total comprehensive income for the year	3,401							4,805	(1,417)	(1,754)	1	481	3,388		13
of which: net profit / (loss)	5,146							5,085					5,085		60
of which: OCI, net of tax	(1,744)							(280)	(1,417)	(1,754)	1	481	(1,698)		(47)
Equity attributable to shareholders at the end of the period at Dec. 31, 2024	85,079
Balance at Dec. 31, 2024	85,574		$ 346	$ 12,012		$ (6,402)		$ 78,035	$ 1,088	$ 3,830	$ 0	$ (2,585)	$ 85,079		$ 494
Equity attributable to non-controlling interests	$ 494